UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2015

Date of reporting period:  August 31, 2015

Item 1. Report to Stockholders.

ATAC Funds

ATAC Beta Rotation Fund – BROTX
ATAC Inflation Rotation Fund – ATACX

Annual Report

www.atacfunds.com	August 31, 2015

ATAC FUNDS

October 9, 2015

Dear Fellow Shareholders:

On behalf of the Pension Partners team, we would like to thank you for your investment in the ATAC Rotation Funds.  We recently crossed the 3 year mark on the ATAC Inflation Rotation Fund (ATACX), and are proud to announce that ATACX received an overall 4 star Morningstar rating (as of 9/30/15 among 234 Tactical Allocation funds derived from a weighted average of the Fund’s 3-year risk-adjusted return measures).

The goal of the ATAC Inflation Rotation Fund (“ATACX”) is to serve as an uncorrelated strategy which over time can enhance a portfolio’s risk and return characteristics. The goal of the ATAC Beta Rotation Fund (“BROTX”) is to outperform the equity market in various economic environments by rotating into the right sectors at the right time.

By utilizing a buy and rotate approach which uses historical leading indicators of volatility, our Funds place a large emphasis on risk management, seeking to preserve capital by rotating fully into Treasuries (in “ATACX”) or defensive sectors (in “BROTX”) in advance of periods of market stress.

For the fiscal year ended August 31, 2015, the ATAC Inflation Rotation Fund outperformed its custom blended benchmark (the ATAC Inflation Rotation Blended Index), despite realizing negative returns.  The ATAC Inflation Rotation Fund had returns of -3.17%, while the ATAC Inflation Rotation Blended Index had a return of -4.08%. During the same period, the ATAC Beta Rotation Fund had returns of -5.09% while the S&P 500 Index returned 0.48%.

During the fiscal year, ATACX experienced net gains in U.S. Treasury positions that were outweighed by net losses in equity positions. From September 2014 through December 2014, market action proved difficult for tactical strategies. In September, large cap U.S. stocks ignored intermarket weakness, which resulted in ATACX being exposed to equities for the initial portion of the 9.8% S&P 500 Index decline that occurred from September through October. The sharper portion of the declines in equities in October and December of 2014 did not persist, and as the Fund moved into Treasuries the v-shaped rallies that ensued lead to losses. Subsequently, our process did not get comfortable with moving back into an offensive position until after stocks had recovered quickly from their short-term weakness. In 2015, market behavior was more favorable for the ATACX strategy as equity markets began to respect intermarket weakness. As equity markets declined in January, ATACX posted positive returns as it had rotated into Treasuries in advance of stock market weakness. Similarly, ATACX was able to avoid the large decline in August 2015 by rotating into Treasuries in advance.

During the fiscal year, BROTX experienced net gains in the following sectors: Consumer Discretionary, Financials, Technology, Utilities, and Consumer Staples. These gains were offset by losses in the following sectors: Energy, Materials, Industrials, and Health Care. The 31% decline in the S&P 500 Energy sector was the main factor contributing to the underperformance of BROTX during the fiscal year. When exposed to cyclical sectors during the fiscal year, BROTX was at times overweight the Energy sector, leading to losses. A second factor contributing to the underperformance of BROTX during the fiscal year was overweight positions in the Materials sector, as it declined over 12% during the fiscal year. When exposed to cyclical sectors, overweight positions in Materials served as a detractor. Positions in the Utilities sector were the main positive contributor to returns, particularly in January 2015 when BROTX posted a positive return by rotating into defensive sectors (Utilities, Consumer Staples and Health Care) ahead of the high period of volatility during the month. During the equity decline in August 2015, BROTX was exposed to defensive sectors in advance. While this defensive position would historically have mitigated losses during periods of equity market stress, the large underperformance of the Health Care Sector during the month outweighed the outperformance of Utilities and Consumer Staples, which created a drag on the Fund’s performance.

ATAC FUNDS

This was atypical behavior for the Health Care sector as it typically has been more defensive in nature. The sharp decline in biotechnology shares during the month weighed heavily on the sector.  Over long cycles, we believe BROTX has the potential to meaningfully outperform through active and dynamic sector rotations.

In reviewing the overall market environment over the past few years, we note the following. From late 2012 through the end of 2014, U.S. equities ignored falling inflation expectations and volatility predictors as all pullbacks were followed by vertical rallies back to new highs. This period was a historical anomaly as falling inflation expectations have typically been associated with a difficult environment for equities. During this period, the U.S. equity markets seemed to be concerned with one thing and one thing only: easy monetary policy via Quantitative Easing (QE) and the continuation of 0% interest rates.

As 2014 came to an end, the 3rd round of quantitative easing ended and with it the Federal Reserve was expected to raise interest rates for the first time since 2006. This set the stage for a change in environment. In 2015, a normalization of relationships has indeed resumed and in the third quarter U.S. equities posted their largest decline since 2011.

The ATAC Inflation Rotation Fund has posted strong risk-adjusted returns since inception while achieving its goal of being an uncorrelated strategy that focuses on capital preservation, proving the importance of downside stock risk management during the volatile 3rd quarter of 2015. Since inception on 9/10/12 through 9/30/15, ATACX has a low correlation of .07 with the S&P 500 Index and a low downside capture ratio of 5.39%. These characteristics can add significant diversification benefits to a portfolio.

Over a complete market cycle, it is risk management which we believe is the most effective way to help preserve capital and compound wealth.  Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the process and role those strategies have in one’s overall asset allocation policy.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Edward M. Dempsey, CFP® & Michael A. Gayed, CFA

Past performance is not a guarantee of future results.

Opinions expressed are those of Pension Partners, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  Please see the schedule of investments for current holdings.

Mutual fund investing involves risk. Principal loss is possible. Because the Funds invest primarily in Exchange Traded Funds (“ETFs”), they may invest a greater percentage of their assets in the securities of a single issuer and therefore is considered non-diversified. If a fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Funds are expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Funds and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Funds invest in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short

ATAC FUNDS

sales and commodities. Each Fund will bear its share of the fees and expenses of the underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in the underlying funds.

All investing involves risks. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments; social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Investing in small cap companies involve additional risks such as limited liquidity and greater volatility than large companies.

Diversification does not assure a profit or protect against loss in a declining market.

Correlation is a statistical measure of how two securities move in relation to each other.

Downside Capture Ratio shows whether a given Fund has outperformed a broad market benchmark during periods of market weakness, and if so, by how much.

For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating (TM) (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The ATAC Inflation Rotation Fund was rated against the following numbers of U.S.-domiciled Tactical Allocation funds over the following time periods: 234 funds in the last three years for the period ending 9/30/2015. With respect to these Tactical Allocation funds, the ATAC Inflation Rotation Fund received a Morningstar Rating of 4 stars for the three-year period. Past performance is no guarantee of future results.

©2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Inflation Rotation Blended Index is a custom index comprised of a 50.00% weighting to the Barclays Aggregate Bond Index, a 33.33% weighting to the Russell 3000 Index, and a 16.67% weighting to the Russell Global Emerging Markets Index. The Barclays Aggregate Bond Index is an index composed of the total U.S. investment-grade bond market. The Russell 300 Index is composed of 3000 large U.S. companies, as determined by market capitalization. The Russell Global Emerging Markets Index measures the performance of emerging countries equity markets based on all investable equity securities.

One may not directly invest in an index.

The report must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, distributor.

ATAC BETA ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of August 31, 2015

	1 Year	Since Inception(1)
ATAC Beta Rotation Fund	(5.09)%	(0.30)%
S&P 500 Index(2)	0.48%	5.94%

(1)	April 9, 2014.
(2)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

ATAC INFLATION ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of August 31, 2015

	1 Year	Since Inception(1)
ATAC Inflation Rotation Fund	(3.17)%	4.51%
Lipper Flexible Portfolio Fund Index(2)	(4.70)%	6.34%
ATAC Inflation Rotation Blended Index(3)(4)	(4.08)%	3.81%

(1)	September 10, 2012.
(2)
The Lipper Flexible Portfolio Funds Index is an equally weighted index of the thirty largest U.S. mutual funds in Lipper’s Flexible Portfolio Funds category. The category is comprised of funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return. This Index cannot be invested in directly.

(3)
The ATAC Inflation Rotation Blended Index consists of 50% Barclays Aggregate Bond Index, 33.33% Russell 3000 Index, and 16.67% Russell Global Emerging Markets Index. This Index cannot be invested in directly.

(4)	Effective August 31, 2015, the Fund began using the ATAC Inflation Rotation Blended Index as a benchmark for the Fund’s performance as management felt this was a more representative benchmark.

ATAC BETA ROTATION FUND

Asset Allocations (Unaudited)
as of August 31, 2015(1)
(% of total investments)

Fund Holdings (Unaudited)
as of August 31, 2015(1)
(% of net assets)

Health Care Select Sector SPDR Fund	49.8%
Consumer Staples Select Sector SPDR Fund	25.1%
Utilities Select Sector SPDR Fund	25.1%

(1)	Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC INFLATION ROTATION FUND

Asset Allocations (Unaudited)
as of August 31, 2015(1)
(% of total investments)

Fund Holdings (Unaudited)
as of August 31, 2015(1)
(% of net assets)

SPDR Barclays 1-3 Month T-Bill Fund	29.9%
iShares 1-3 Year Treasury Bond Fund	29.8%
iShares 3-7 Year Treasury Bond Fund	24.8%
iShares 7-10 Year Treasury Bond Fund	14.9%

(1)	Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security.

ATAC FUNDS

Expense Examples (Unaudited)
August 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 – August 31, 2015).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

ATAC Beta Rotation Fund			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (3/1/2015)	Value (8/31/2015)	(3/1/2015 to 8/31/2015)
Investor Class Actual(2)	$1,000.00	$ 925.40	$8.49
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.38	$8.89

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.75%, multiplied by the average account value over the period, 184/365 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended August 31, 2015 of -7.46%.

ATAC Inflation Rotation Fund			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (3/1/2015)	Value (8/31/2015)	(3/1/2015 to 8/31/2015)
Investor Class Actual(4)(5)	$1,000.00	$ 998.50	$10.02
Investor Class Hypothetical(6)
(5% return before expenses)	$1,000.00	$1,014.92	$10.11

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.99%, multiplied by the average account value over the period, 184/365 to reflect the one-half year period.

(4)	Based on the actual return for the six-month period ended August 31, 2015 of -0.15%.
(5)	Excluding interest expense, the actual expenses would be $8.76.
(6)	Excluding interest expense, the hypothetical expenses would be $8.84.

ATAC BETA ROTATION FUND

Schedule of Investments
August 31, 2015

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
Consumer Staples Select Sector SPDR Fund*	39,754	$1,880,761
Health Care Select Sector SPDR Fund*	52,894	3,728,498
Utilities Select Sector SPDR Fund*	44,156	1,874,864
Total Exchange-Traded Funds
(Cost $7,734,907)		7,484,123

SHORT-TERM INVESTMENT – 1.2%
Invesco Treasury Portfolio, Institutional Class, 0.02%^
(Cost $86,254)	86,254	86,254
Total Investments – 101.2%
(Cost $7,821,161)		7,570,377
Other Assets and Liabilities, Net – (1.2)%		(88,295)
Total Net Assets – 100.0%		$7,482,082

*
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of August 31, 2015.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Schedule of Investments
August 31, 2015

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 99.4%
iShares 1-3 Year Treasury Bond Fund*	295,574	$25,058,764
iShares 3-7 Year Treasury Bond Fund	168,866	20,846,508
iShares 7-10 Year Treasury Bond Fund	117,592	12,507,085
SPDR Barclays 1-3 Month T-Bill Fund* ☐	548,591	25,076,094
Total Exchange-Traded Funds
(Cost $83,387,617)		83,488,451

SHORT-TERM INVESTMENT – 4.4%
Invesco Treasury Portfolio, Institutional Class, 0.02%^
(Cost $3,707,048)	3,707,048	3,707,048
Total Investments – 103.8%
(Cost $87,094,665)		87,195,499
Other Assets and Liabilities, Net – (3.8)%		(3,226,857)
Total Net Assets – 100.0%		$83,968,642

*
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

☐	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of August 31, 2015.

See Notes to the Financial Statements

ATAC FUNDS

Statements of Assets and Liabilities
August 31, 2015

	Beta Rotation	Inflation Rotation
	Fund	Fund
ASSETS:
Investments, at value:
Unaffiliated issuers (cost: $7,821,161 and $87,094,665, respectively)	$7,570,377	$87,195,499
Interest receivable	2	31
Receivables for capital shares sold	—	127,638
Receivable for investment securities sold	38,515	67,911,425
Prepaid expenses	9,320	14,976
Total assets	7,618,214	155,249,569

LIABILITIES:
Payable for investment securities purchased	93,726	71,027,976
Payable to investment adviser	2,023	79,944
Payable for capital shares redeemed	—	85,644
Payable for fund administration & accounting fees	11,364	14,682
Payable for compliance fees	1,754	1,751
Payable for transfer agent fees & expenses	3,776	11,101
Payable for custody fees	954	2,305
Payable for trustee fees	631	378
Payable for interest expense	—	142
Accrued expenses	17,744	21,217
Accrued distribution fees	4,160	35,787
Total liabilities	136,132	71,280,927

NET ASSETS	$7,482,082	$83,968,642

NET ASSETS CONSIST OF:
Paid-in capital	$7,912,678	$93,440,708
Accumulated undistributed net investment loss	(6,822)	(151,237)
Accumulated undistributed net realized loss on investments	(172,990)	(9,421,663)
Net unrealized appreciation (depreciation) on investments	(250,784)	100,834
Net Assets	$7,482,082	$83,968,642

Shares outstanding, unlimited number of shares authorized without par value	309,268	3,173,262

Net asset value, redemption price and offering price per share(1)	$24.19	$26.46

(1)	A redemption fee of 2.00% is assessed against shares redeemed within 90 days of purchase.

See Notes to the Financial Statements

ATAC FUNDS

Statements of Operations
For the Year Ended August 31, 2015

	Beta Rotation	Inflation Rotation
	Fund	Fund
INVESTMENT INCOME:
Dividend income (includes $0 and $40,587 from affiliates, respectively)	$72,071	$1,790,666
Interest income	37	900
Total investment income	72,108	1,791,566

EXPENSES:
Fund administration & accounting fees (See Note 4)	70,927	85,868
Investment adviser fees (See Note 4)	56,378	999,232
Federal & state registration fees	29,865	28,598
Transfer agent fees & expenses (See Note 4)	21,505	59,042
Audit fees	15,493	15,508
Legal fees	11,506	10,550
Distribution fees (See Note 5)	11,276	199,846
Compliance fees (See Note 4)	10,507	10,496
Trustee fees	9,720	9,943
Custody fees (See Note 4)	5,537	17,300
Postage & printing fees	—	12,529
Other	1,790	6,675
Total expenses before interest expense	244,504	1,455,587
Interest expense (See Note 10)	—	241,113
Total expenses before reimbursement/waiver	244,504	1,696,700
Less: reimbursement/waiver from investment adviser	(165,574)	(64,656)
Net expenses	78,930	1,632,044

NET INVESTMENT INCOME (LOSS)	(6,822)	159,522

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments (includes $0 and $(202,298)
net loss from affiliates, respectively)	(128,149)	(5,361,518)
Capital gain distributions from regulated investment companies	—	10,292
Net change in unrealized appreciation (depreciation) on investments	(254,324)	145,234

Net realized and unrealized loss on investments	(382,473)	(5,205,992)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(389,295)	$(5,046,470)

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

Statements of Changes in Net Assets

		For the Period
	Year Ended	Inception Through
	August 31, 2015	August 31, 2014(1)
OPERATIONS:
Net investment loss	$(6,822)	$(3,916)
Net realized gain (loss) on investments	(128,149)	48,765
Net change in unrealized
appreciation (depreciation) on investments	(254,324)	3,540
Net increase (decrease) in net assets resulting from operations	(389,295)	48,389

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,022,513	2,549,251
Proceeds from reinvestment of distributions	88,631	—
Payments for shares redeemed	(1,723,770)	(25,582)
Redemption fees	1,175	461
Net increase in net assets resulting
from capital share transactions	5,388,549	2,524,130

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains	(89,691)	—
Total distributions to shareholders	(89,691)	—

TOTAL INCREASE IN NET ASSETS	4,909,563	2,572,519

NET ASSETS:
Beginning of year	2,572,519	—
End of period (including accumulated undistributed net
investment loss of $(6,822) and $0, respectively)	$7,482,082	$2,572,519

(1)	Inception date of the Fund was April 9, 2014.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2015	August 31, 2014
OPERATIONS:
Net investment income	$159,522	$1,375,657
Net realized gain (loss) on investments	(5,361,518)	1,319,847
Capital gain distributions from
regulated investment companies	10,292	—
Net change in unrealized appreciation on investments	145,234	54,674
Net increase (decrease) in net assets
resulting from operations	(5,046,470)	2,750,178

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,819,188	51,022,327
Proceeds from reinvestment of distributions	226,454	6,634,819
Payments for shares redeemed	(64,572,177)	(80,201,906)
Redemption fees	18,775	28,696
Net decrease in net assets resulting
from capital share transactions	(13,507,760)	(22,516,064)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(238,308)	(1,452,729)
From net realized gains	—	(5,651,076)
Total distributions to shareholders	(238,308)	(7,103,805)

TOTAL DECREASE IN NET ASSETS	(18,792,538)	(26,869,691)

NET ASSETS:
Beginning of year	102,761,180	129,630,871
End of year (including accumulated undistributed net
investment loss of $(151,237) and $(77,072), respectively)	$83,968,642	$102,761,180

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Statement of Cash Flows

Year Ended
August 31, 2015
Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(5,046,470)
Adjustments to reconcile net decrease in net assets from
operations to net cash provided by operating activities:
Purchases of investments	(1,669,162,258)
Proceeds from sales of investments	1,681,396,146
Purchases and sales of short-term investments, net	1,572,937
Changes in operating assets and liabilities
Decrease in receivable for investment securities sold	64,072,640
Decrease in interest receivable	122
Decrease in prepaid expenses	7,441
Decrease in payable for investment securities purchased	(29,955,048)
Decrease in payable to investment adviser	(26,107)
Decrease in accrued interest expense	(4,815)
Decrease in other expenses	(19,793)
Net change in unrealized appreciation of investments	(145,234)
Net realized loss	5,361,518
Net cash provided by operating activities	48,051,079

Cash flows provided by (used for) financing activities:
Proceeds from shares sold (a)	50,785,629
Cost of shares redeemed (b)	(65,024,854)
Decrease in loans payable	(33,800,000)
Dividends paid to shareholders, net of reinvestments	(11,854)
Net cash used for financing activities	(48,051,079)
Net increase in cash	—

Cash:
Beginning of year	—
End of year	$—
Supplemental disclosure of cash flow and non-cash information:
Interest paid	$245,928
Non-cash financing activities not included herein consist
of $226,454 of reinvested dividends

(a)	Includes an increase in receivable for capital shares sold of $33,559.
(b)	Includes a decrease in payable for capital shares redeemed of $471,452.

See Notes to the Financial Statements

ATAC BETA ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

		For the Period
	Year Ended	Inception Through
	August 31, 2015	August 31, 2014(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$26.23	$25.00

INVESTMENT OPERATIONS:
Net investment loss(3)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments(4)	(1.27)	1.29
Total from investment operations	(1.31)	1.22

LESS DISTRIBUTIONS:
Dividends from net investment income	—	—
Dividends from net realized gains	(0.74)	—
Total distributions	(0.74)	—

Paid in capital from redemption fees	0.01	0.01

Net asset value, end of period	$24.19	$26.23

TOTAL RETURN	(5.09)%	4.92	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$7.5	$2.6

Ratio of expenses to average net assets(6):
Before expense reimbursement	5.42%	15.95	%(7)
After expense reimbursement	1.75%	1.75	%(7)

Ratio of net investment loss to average net assets(6):
Before expense reimbursement	(3.82)%	(14.86	)%(7)
After expense reimbursement	(0.15)%	(0.66	)%(7)

Portfolio turnover rate	918%	1,239	%(5)

(1)	Inception date of the Fund was April 9, 2014.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains or losses on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for period less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for period less than one year.

See Notes to the Financial Statements

ATAC INFLATION ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

			For the Period
	Year Ended	Year Ended	Inception Through
	August 31, 2015	August 31, 2014	August 31, 2013(1)
PER SHARE DATA(2):

Net asset value, beginning of period	$27.43	$28.33	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.05	0.33	(0.28)
Net realized and unrealized gain (loss)
on investments(4)	(0.94)	0.48	3.78
Total from investment operations	(0.89)	0.81	3.50

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.09)	(0.35)	(0.22)
Dividends from net realized gains	—	(1.37)	—
Total distributions	(0.09)	(1.72)	(0.22)

Paid in capital from redemption fees	0.01	0.01	0.05

Net asset value, end of period	$26.46	$27.43	$28.33

TOTAL RETURN	(3.17)%	3.05%	14.28	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$84.0	$102.8	$129.6

Ratio of expenses to average net assets(6):
Before expense reimbursement	2.12%	1.89%	1.93	%(7)
After expense reimbursement	2.04%	1.86%	1.75	%(7)

Ratio of expenses excluding interest expense
to average net assets(6):
Before expense reimbursement	1.82%	1.77%	1.93	%(7)
After expense reimbursement	1.74%	1.74%	1.75	%(7)

Ratio of net investment income (loss)
to average net assets(6):
Before expense reimbursement	0.12%	1.17%	(1.18	)%(7)
After expense reimbursement	0.20%	1.20%	(1.00	)%(7)

Portfolio turnover rate	1,876%	2,431%	1,436	%(5)

(1)	Inception date of the Fund was September 10, 2012.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains or losses on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for period less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for period less than one year.

See Notes to the Financial Statements

ATAC FUNDS

Notes to the Financial Statements
August 31, 2015

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Beta Rotation Fund (“Beta Rotation Fund”), and the ATAC Inflation Rotation Fund (“Inflation Rotation Fund”) (or collectively, the “Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is to achieve absolute positive returns over time.  The Beta Rotation Fund commenced operations on April 9, 2014.  The Inflation Rotation Fund commenced operations on September 10, 2012.  The Funds currently offer one share class, the Investor Class.  Investor Class shares are subject to a 0.25% distribution fee.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended August 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended August 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended August 31, 2015, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income, and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassi-

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2015

fications will have no effect on net assets, results of operations or net asset values per share of the Funds.  For the year ended August 31, 2015, the Beta Rotation Fund decreased accumulated undistributed net realized loss on investments by $1 and decreased paid-in capital by $1.  For the year ended August 31, 2015, the Inflation Rotation Fund decreased accumulated undistributed net investment loss by $4,621, increased accumulated undistributed net realized loss on investments by $4,606 and decreased paid-in capital by $15.

Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share, and are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors,

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2015

including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2015:

Beta Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,484,123	$—	$—	$7,484,123
Short-Term Investment	86,254	—	—	86,254
Total Investments	$7,570,377	$—	$—	$7,570,377

Inflation Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$83,488,451	$—	$—	$83,488,451
Short-Term Investment	3,707,048	—	—	3,707,048
Total Investments	$87,195,499	$—	$—	$87,195,499

Transfers between levels are recognized at the end of the reporting period.  During the year ended August 31, 2015, the Funds recognized no transfers to/from any Level.  The Funds did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Pension Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of each Fund at the following annual rates:

Fund
Beta Rotation Fund	1.25%
Inflation Rotation Fund	1.25%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding leverage, interest, taxes,  brokerage commissions, extraordinary expenses, and acquired fund fees and expenses) based upon the average daily net assets of each Fund does not exceed the following annual rates:

Fund
Beta Rotation Fund	1.75%
Inflation Rotation Fund	1.74%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2015

Operating Expenses Limitation Agreement will be in effect through at least May 31, 2016.  During the year ended August 31, 2015, the Adviser did not recoup any of the previously waived fees.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	8/31/2016	8/31/2017	8/31/2018
Beta Rotation Fund	$—	$84,261	$165,574
Inflation Rotation Fund	105,692	29,093	64,656

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund, subject to annual minimums.  Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended August 31, 2015 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended August 31, 2015, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Beta Rotation Fund	$11,276
Inflation Rotation Fund	$199,846

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2015

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	Beta Rotation Fund		Inflation Rotation Fund
		For the
	Year Ended	Period Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,
	2015	2014(1)	2015	2014
Shares sold	274,457	99,071	1,903,356	1,823,315
Shares issued to holders in
reinvestment of distributions	3,502	—	9,185	248,309
Shares redeemed	(66,773)	(989)	(2,485,575)	(2,901,356)
Net increase (decrease) in shares outstanding	211,186	98,082	(573,034)	(829,732)

(1)	Inception date of the Fund was April 9, 2014.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the year ended August 31, 2015, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Beta Rotation Fund	$—	$—	$45,331,992	$39,994,679
Inflation Rotation Fund	—	—	1,669,162,258	1,681,396,146

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at August 31, 2015, were as follows:

	Aggregate	Aggregate	Net	Federal
	Gross	Gross	Appreciation	Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
Beta Rotation Fund	$7,837	$(364,293)	$(356,456)	$7,926,833
Inflation Rotation Fund	147,444	(140,690)	6,754	87,188,745

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.

At August 31, 2015, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Other	Unrealized	Total
	Ordinary	Accumulated	Appreciation	Accumulated
Fund	Income	Losses	(Depreciation)	Losses
Beta Rotation Fund	$—	$(74,140)	$(356,456)	$(430,596)
Inflation Rotation Fund	—	(9,478,820)	6,754	(9,472,066)

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2015

As of August 31, 2015, the Beta Rotation Fund and Inflation Rotation Fund had short-term capital loss carryovers of $67,318 and $6,981,756, respectively, which will be permitted to be carried over for an unlimited period.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31.  The Inflation Rotation Fund deferred, on a tax basis, short-term post-October losses of $2,345,835.  The Beta Rotation Fund and Inflation Rotation Fund also deferred, on a tax-basis, late year ordinary losses of $6,822 and $151,237, respectively.

The tax character of distributions paid during the year ended August 31, 2015, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Beta Rotation Fund*	$89,691	$—	$89,691
Inflation Rotation Fund	238,308	—	238,308

The tax character of distributions paid during the year ended August 31, 2014, were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total
Inflation Rotation Fund*	$7,103,805	$—	$7,103,805

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Beta Rotation Fund did not pay any distributions for the period ended August 31, 2014.

9.  TRANSACTIONS WITH AFFILIATES

If the Funds’ holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Inflation Rotation Fund conducted transactions during the year ended August 31, 2015 with affiliated companies as so defined:

	Beginning			Ending	Dividend	Realized
	Shares	Additions	Reductions	Shares	Income	Loss
PIMCO 25+ Year Zero
Coupon US Treasury Fund	46,465	173,597	220,062	—	$40,587	$(202,298)

10. LINE OF CREDIT

The Inflation Rotation Fund established an unsecured line of credit (“LOC”) in the amount of $14,000,000 which matures, unless renewed on July 28, 2016. This line of credit is intended to provide short-term financing, if necessary, subject to certain restriction, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian U.S. Bank, N.A. The interest rate during the period was the Prime rate, which was 3.25%. The Inflation Rotation Fund has authorized U.S. Bank to charge any of the accounts of the Inflation Rotation Fund for any missed payments.  During the year ended August 31, 2015, the Inflation Rotation Fund drew upon the LOC.  The weighted average interest rate paid on outstanding borrowings was 3.25%.

ATAC FUNDS

Notes to the Financial Statements – Continued
August 31, 2015

The Inflation Rotation Fund also has a line of credit with BNP Paribas for investment purposes. The loan is limited to one-third of the total assets (including the amount borrowed) of the Inflation Rotation Fund. The BNP Paribas credit facility does not have an expiration date. Borrowings under this credit facility bear interest at the 3-Month LIBOR rate plus 110 basis points. The weighted average interest rate paid on outstanding borrowings was 1.36%. Collateral for all borrowing with this credit facility is held at U.S. Bank, N.A.

For the fiscal year ended August 31, 2015, the Inflation Rotation Fund’s credit facility activity is as follows:

Amount
Outstanding
	Credit	Average	as of	Interest	Maximum
Fund	Facility Agent	Borrowings	August 31, 2015	Expense	Borrowing
Inflation Rotation Fund	U.S. Bank N.A.	$ 56,970	$ —	$ 1,877	$ 1,708,000
Inflation Rotation Fund	BNP Paribas	17,405,781	—	239,236	33,800,000

11. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2015, LPL Financial, LLC held 43% of the Beta Rotation Fund.

ATAC FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders of ATAC Funds and
Board of Trustees of Managed Portfolio Series

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ATAC Funds comprising ATAC Beta Rotation Fund and ATAC Inflation Rotation Fund (the “Funds”), each a series of Managed Portfolio Series, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets, and financial highlights for each of the two periods in the period then ended for ATAC Beta Rotation Fund, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for ATAC Inflation Rotation Fund.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting ATAC Funds as of August 31, 2015, the results of their operations and their cash flows for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated above in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cleveland, Ohio
October 29, 2015

ATAC FUNDS

Additional Information (Unaudited)
August 31, 2015

Trustees and Officers

Number of
		Term of	Portfolios in	Principal	Other Directorships
	Position(s)	Office and	Trust	Occupation(s)	Held by Trustee
Name, Address	Held with	Length of	Overseen	During the Past	During the Past
and Age	the Trust	Time Served	by Trustee	Five Years	Five Years
Independent Trustees
Roel C. Campos, Esq.	Trustee	Indefinite	26	Partner, Locke Lord LLP	Director, WellCare
615 E. Michigan St.		Term; Since		(a law firm) (2011-Present);	Health Plans, Inc.
Milwaukee, WI 53202		April 2011		Partner, Cooley LLP	(2013-Present);
Age: 66				(a law firm) (2007-2011);	Director, Regional
				Commissioner, U.S.	Management Corp.
				Securities and Exchange	(2012-Present).
Commission (2002-2007).
David A. Massart	Trustee	Indefinite	26	Co-Founder and Chief	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Investment Strategist,	ETF Series Solutions
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	(11 Portfolios)
Age: 48	Committee			Management, Inc.	(2012-Present).
	Chairman			(2005-Present).
Leonard M. Rush, CPA	Trustee	Indefinite	26	Chief Financial Officer,	Independent Trustee,
615 E. Michigan St.	and	Term; Since		Robert W. Baird & Co.	ETF Series Solutions
Milwaukee, WI 53202	Audit	April 2011		Incorporated, (2000-2011).	(11 Portfolios)
Age: 69	Committee				(2012-Present);
	Chairman				Director, Anchor
Bancorp Wisconsin,
Inc. (2011-2013).
David M. Swanson	Trustee	Indefinite	26	Founder and Managing	Independent Trustee,
615 E. Michigan St.		Term; Since		Principal, SwanDog Strategic	ALPS Variable
Milwaukee, WI 53202		April 2011		Marketing, LLC (2006-Present);	Insurance Trust
Age: 58				Executive Vice President,	(9 Portfolios)
				Calamos Investments	(2006-Present).
(2004-2006).
Interested Trustee
Robert J. Kern*	Chairman,	Indefinite	26	Executive Vice President,	None
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Trustee	January 2011		LLC (1994-Present).
Age: 56
Officers
James R. Arnold	President	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	and	Term, Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Principal	January 2011		LLC (2002-Present).
Age: 58	Executive
Officer

ATAC FUNDS

Additional Information (Unaudited) – Continued
August 31, 2015

Number of
		Term of	Portfolios in	Principal	Other Directorships
	Position(s)	Office and	Trust	Occupation(s)	Held by Trustee
Name, Address	Held with	Length of	Overseen	During the Past	During the Past
and Age	the Trust	Time Served	by Trustee	Five Years	Five Years
Deborah Ward	Vice	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Chief	April 2013		LLC (2004-Present).
Age: 49	Compliance
Officer and
Anti-Money
Laundering
Officer
Brian R. Wiedmeyer	Treasurer	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Principal	January 2011		LLC (2005-Present).
Age: 42	Financial
Officer
Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	N/A	Senior Vice President	N/A
615 E. Michigan St.		Term; Since		and Counsel, U.S. Bancorp
Milwaukee, WI 53202		August 2015		Fund Services, LLC
Age: 50				(May 2006-Present).
Mark Quade, Esq.	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Secretary	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		June 2015		LLC (2013-Present);
Age: 33				Law Clerk, U.S. Bancorp
(2012-2013); Graduate,
University of Minnesota
Law School (2010-2013).
Ryan L. Roell	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202		September 2012		LLC (2005-Present).
Age: 42

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

ATAC FUNDS

Additional Information (Unaudited) – Continued
August 31, 2015

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided by for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% and 59.03% for the Beta Rotation Fund and Inflation Rotation Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2015 was 0.00% and 59.03% for the Beta Rotation Fund and Inflation Rotation Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 100.00% and 0.00% for the Beta Rotation Fund and Inflation Rotation Fund, respectively.

ATAC FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Pension Partners, LLC
430 West 14th St., #505
New York, NY 10014

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-282-2386.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended August 31, 2015 and August 31, 2014, the Fund’s principal accountant was Cohen Fund Audit Services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2015	FYE 8/31/2014
Audit Fees	$26,000	$25,000
Audit-Related Fees	$0	$0
Tax Fees	$ 5,000	$ 5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 8/31/2015	FYE 8/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2015	FYE 8/31/2014
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     November 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     November 9, 2015

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     November 9, 2015

* Print the name and title of each signing officer under his or her signature.